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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07683
                                    ---------------------------------------


                       Morgan Stanley Special Value Fund
---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               522 Fifth Avenue, New York, New York           10036
---------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)


          Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
---------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990
                                                   ---------------------

Date of fiscal year end: July 31, 2008
                        -----------------

Date of reporting period: January 31, 2008
                         -----------------

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended January 31, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2008


                                                   RUSSELL             LIPPER
                                                   2000(R)    SMALL-CAP VALUE
CLASS A    CLASS B    CLASS C    CLASS D    VALUE INDEX(1)     FUNDS INDEX(2)
-10.23%    -10.56%    -10.55%    -10.07%            -8.89%            -10.15%




The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Broadly speaking, U.S. stocks declined in the six-month period ended January 31, 2008, with small-cap value stocks (as represented by the Russell 2000(R) Value Index) among the weakest performing segments. Early in the period, stocks were highly volatile as the subprime mortgage market's troubles spilled into the broader economy, and global credit markets tightened in response. Investors began to reassess risk, which fueled a rotation out of the higher yielding segments of the bond market into the relative safety of U.S. Treasury bonds. Moreover, market volatility further extended a slide in the U.S. dollar relative to major currencies. In August and September, the Federal Open Market Committee (the "Fed") began a series of reductions to both the discount rate (the rate at which member banks borrow from the central bank) and the target federal funds rate, which helped stabilize the financial markets and provided the system with needed liquidity.

Weakening economic data coupled with high oil and other commodity prices, contributed to a grim outlook for the U.S. economy that dragged the market lower for the remainder of the period. Although the third quarter gross domestic product (GDP) growth rate was better than expected at 4.9 percent, fourth quarter GDP fell to a rate of 0.6 percent. Further disappointing investors during the period were weak consumer spending, manufacturing and employment data. Fallout from the subprime mortgage market and ongoing weakness in the housing market also remained evident: large financial institutions continued to post significant losses on investments related to these areas, and housing inventories and home foreclosures continued to rise. Investors seemed to find further validation of recession worries in responses from both the Fed and the federal government. The Fed made additional reductions in its target federal funds rate, including an emergency cut in January, and continued to indicate that they believe risks to economic growth remained present. The federal government put forth an economic stimulus package in recognition of the slowing economy and the potential difficulties for consumers ahead.

In this environment, small-cap value stocks (in which the Fund invests) lagged the broad market. As the risks to future economic growth intensified, investors rotated into areas of the market which they believed were more likely to withstand a downdraft in the economy. Growth-oriented and large-cap stocks benefited from this trend because of their perceived ability to achieve growth in the absence of a broader economic upswing. On a sector basis, sectors tied to consumer spending or the economic cycle fared the worst. The consumer discretionary, producer durables and technology sectors had the lowest returns for the six-month period. Conversely, the classic "defensive" sectors -- or those that are less reliant on an economic tailwind to generate growth -- such as health care, utilities and consumer staples performed well.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Special Value Fund underperformed the Russell 2000(R) Value Index for the six months ended January 31, 2008, assuming no deduction of applicable sales charges. The Fund's Class A, B, and C shares underperformed the Lipper Small-Cap Value Funds Index for the same period, assuming no deduction of applicable sales charges, while the Class D shares outperformed.

Among the Fund's weakest performing areas for the period, relative to the Russell 2000 Value Index was the financial services sector, in which the Fund's relative underweight position and stock selection both dampened relative performance. In particular, the Fund held a significant underweight to banks and therefore had less exposure to the group's rebound in January when investors grew optimistic that the Fed's rate cuts would benefit the troubled banking industry. Additionally, weak results of several holdings in insurance stocks and a position in a real estate investment trust hampered the Fund's performance. Overweight positions in the consumer discretionary and producer durables sectors amplified the Fund's exposure to these sectors' declining performance, further driving the Fund's overall relative underperformance.

In contrast, the Fund showed positive relative performance in other areas. Notably, an overweight allocation and stock selection in the health care sector bolstered returns. Two of the Fund's health care holdings generated standout performance due to company specific reasons. Stock selection in the energy sector was another positive contributor, led by good performance of some exploration and production holdings. The technology sector was not a particularly strong area for the Fund during the period under review, but the Fund did avoid some of the worst performing names and its holdings declined less severely than the Russell 2000 Value Index's technology sector. As a result, the Fund held its value better than the Index within that sector.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
MAXIMUS, Inc.                       4.1%
DRS Technologies, Inc.              3.2
Belden Inc.                         2.8
Sciele Pharma, Inc.                 2.2
Rock-Tenn Co. (Class A)             2.1
Consolidated Graphics, Inc.         2.0
IKON Office Solutions, Inc.         1.9
Electronics for Imaging, Inc.       1.9
Brink's Co. (The)                   1.9
Max Capital Group Ltd. (Bermuda)    1.9




TOP FIVE INDUSTRIES
Miscellaneous Commercial Services  10.0%
Aerospace & Defense                 6.1
Property/Casualty Insurance         5.7
Electrical Products                 4.1
Investment Company                  3.7



Data as of January 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF SMALL COMPANIES THAT THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES ARE UNDERVALUED RELATIVE TO THE MARKETPLACE OR SIMILAR COMPANIES. COMPANIES WITHIN A CAPITALIZATION RANGE OF $100 MILLION TO $2 BILLION ARE CONSIDERED SMALL COMPANIES. THE FUND MAY INVEST IN FOREIGN SECURITIES (INCLUDING DEPOSITARY RECEIPTS) THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC

REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.


HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES(+)     CLASS D SHARES(++)
                              (since 07/28/97)     (since 10/29/96)      (since 07/28/97)      (since 07/28/97)
SYMBOL                                  SVFAX                SVFBX                 SVFCX                 SVFDX
1 YEAR                                 (6.82)%(3)           (7.49)%(3)            (7.54)%(3)            (6.53)%(3)
                                      (11.72) (4)          (10.90) (4)            (8.22) (4)                --

5 YEARS                                 16.24 (3)            15.35 (3)             15.39 (3)             16.52 (3)
                                        14.99 (4)            15.15 (4)             15.39 (4)                --

10 YEARS                                 9.97 (3)             9.31 (3)              9.16 (3)             10.22 (3)
                                         9.38 (4)             9.31 (4)              9.16 (4)                --

SINCE INCEPTION                         10.14 (3)            10.74 (3)              9.33 (3)             10.39 (3)
                                         9.57 (4)            10.74 (4)              9.33 (4)                --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Small-Cap Value Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/07 - 01/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                       08/01/07 -
                                                      08/01/07         01/31/08         01/31/08
                                                   -------------    -------------    --------------
CLASS A
Actual (-10.23% return)........................      $1,000.00        $  897.70          $ 5.87
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,018.95          $ 6.24
CLASS B
Actual (-10.56% return)........................      $1,000.00        $  894.40          $ 9.43
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,015.18          $10.03
CLASS C
Actual (-10.55% return)........................      $1,000.00        $  894.50          $ 9.43
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,015.18          $10.03
CLASS D
Actual (-10.07% return)........................      $1,000.00        $  899.30          $ 4.68
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,020.21          $ 4.98



---------
 * Expenses are equal to the Fund's annualized expense ratios of 1.23%, 1.98%, 1.98% and 0.98% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)




NUMBER OF
  SHARES                                 VALUE
-------------------------------------------------
           Common Stocks (95.0%)

           Aerospace & Defense
           (6.1%)
  213,480  AAR Corp.*..............  $  6,289,121
  263,200  DRS Technologies,
            Inc. .................     14,125,944
  146,500  Moog Inc. (Class A)*....     6,744,860
                                     ------------
                                       27,159,925
                                     ------------
           Agricultural
           Commodities/
           Milling (1.7%)
  216,600  Corn Products
            International, Inc. ..      7,321,080
                                     ------------

           Air Freight/Couriers
           (1.9%)
  113,600  Forward Air Corp. ......     3,521,600
  282,900  Pacer International,
            Inc. .................      4,846,077
                                     ------------
                                        8,367,677
                                     ------------
           Apparel/Footwear Retail
           (2.8%)
  254,235  Maidenform Brands,
            Inc.*.................      3,152,514
  337,650  Stage Stores, Inc. .....     4,041,671
  164,300  Tween Brands Inc.*......     5,262,529
                                     ------------
                                       12,456,714
                                     ------------
           Broadcasting (1.8%)
  313,200  Lin TV Corp. (Class
            A)*...................      4,087,260
  432,300  Sinclair Broadcast
            Group, Inc. (Class
            A)....................      3,890,700
                                     ------------
                                        7,977,960
                                     ------------
           Chemicals: Major
           Diversified (1.5%)
  380,913  Hercules Inc. ..........     6,677,405
                                     ------------

           Chemicals: Specialty
           (1.4%)
  113,100  Cytec Industries,
            Inc. .................      6,402,591
                                     ------------

           Commercial
           Printing/Forms (3.5%)
  489,400  Cenveo Inc.*............     7,605,276
  156,100  Consolidated Graphics,
            Inc.*.................      7,853,391
                                     ------------
                                       15,458,667
                                     ------------
           Computer Peripherals
           (1.9%)
  578,700  Electronics for Imaging,
            Inc.*.................      8,541,612
                                     ------------

           Construction Materials
           (0.2%)
  297,200  Dayton Superior Corp.*..       722,196
                                     ------------

           Consumer Sundries (0.3%)
  199,100  Central Garden & Pet
            Co.*..................      1,093,059
                                     ------------

           Containers/Packaging
           (3.2%)
  331,342  Rock-Tenn Co. (Class
            A)....................      9,473,068
   95,400  Silgan Holdings, Inc. ..     4,518,144
                                     ------------
                                       13,991,212
                                     ------------
           Electric Utilities
           (1.7%)
  268,900  Avista Corp. ...........     5,418,335
  109,450  PNM Resources Inc. .....     2,114,574
                                     ------------
                                        7,532,909
                                     ------------
           Electrical Products
           (4.1%)
  131,700  Acuity Brands, Inc. ....     5,993,667
  289,207  Belden CDT Inc. ........    12,233,456
                                     ------------
                                       18,227,123
                                     ------------
           Electronic Production
           Equipment (1.0%)
  283,200  Cognex Corp. ...........     4,332,960
                                     ------------

           Engineering &
           Construction (1.6%)
  116,300  Aecom Technology
            Corp.*................      2,864,469
  133,300  Stantec Inc.*...........     4,158,960
                                     ------------
                                        7,023,429
                                     ------------
           Finance/Rental/Leasing
           (3.2%)
  278,600  AerCap Holdings NV
            (Netherlands)*........      5,142,956
  188,000  Dollar Thrifty
            Automotive Group,
            Inc.*.................      4,589,080
  208,623  TAL International Group,
            Inc. .................      4,593,878
                                     ------------
                                       14,325,914
                                     ------------
           Financial Conglomerates
           (2.4%)
  613,600  Conseco Inc.*...........     7,387,744
   90,400  National Financial
            Partners Corp. .......      3,263,440
                                     ------------
                                       10,651,184
                                     ------------

                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                 VALUE
-------------------------------------------------
           Gas Distributors (0.8%)
  139,600  UGI Corp. ..............  $  3,716,152
                                     ------------

           Industrial Machinery
           (2.2%)
  182,100  Actuant Corp. (Class
            A)....................      4,976,793
  113,416  CIRCOR International,
            Inc. .................      4,812,241
                                     ------------
                                        9,789,034
                                     ------------
           Industrial Specialties
           (2.2%)
  119,500  Polypore International
            Inc.*.................      2,219,115
  444,900  Zep Inc. ...............     7,349,748
                                     ------------
                                        9,568,863
                                     ------------
           Information Technology
           Services (2.0%)
  307,639  MTC Technologies,
            Inc.*.................      7,257,204
  166,300  Ness Technologies
            Inc.*.................      1,528,297
                                     ------------
                                        8,785,501
                                     ------------
           Medical Specialties
           (1.5%)
   69,540  Bio-Rad Laboratories,
            Inc. (Class A)*.......      6,620,903
                                     ------------

           Medical/Nursing Services
           (1.8%)
  206,750  Apria Healthcare Group,
            Inc.*.................      4,387,235
  242,100  Pharmerica Corp.*.......     3,592,764
                                     ------------
                                        7,979,999
                                     ------------
           Metal Fabrications
           (0.6%)
   43,230  General Cable Corp.*....     2,507,772
                                     ------------

           Miscellaneous Commercial
           Services (10.0%)
  137,900  Brink's Co. (The).......     8,360,877
  309,100  Gartner, Inc.*..........     4,590,135
1,046,900  IKON Office Solutions,
            Inc. .................      8,563,642
  513,010  MAXIMUS, Inc. ..........    18,098,993
  177,000  Viad Corp. .............     4,734,750
                                     ------------
                                       44,348,397
                                     ------------
           Miscellaneous
           Manufacturing (0.7%)
   91,200  Smith (A.O.) Corp. .....     3,192,000
                                     ------------

           Multi-Line Insurance
           (1.9%)
  291,600  Max Re Capital Ltd.
            (Bermuda).............      8,278,524
                                     ------------

           Office
           Equipment/Supplies
           (1.7%)
  561,163  ACCO Brands Corp.*......     7,603,759
                                     ------------

           Oil & Gas Production
           (1.0%)
  122,180  St. Mary Land &
            Exploration Co. ......      4,304,401
                                     ------------

           Oilfield
           Services/Equipment
           (1.8%)
   48,372  Exterran Holdings
            Inc.*.................      3,155,789
  122,870  Superior Energy
            Services, Inc.*.......      4,925,858
                                     ------------
                                        8,081,647
                                     ------------
           Packaged Software (1.7%)
  577,128  MSC. Software Corp.*....     7,491,121
                                     ------------

           Pharmaceuticals: Generic
           Drugs (1.0%)
  407,600  Valeant Pharmaceuticals
            International*........      4,614,032
                                     ------------

           Pharmaceuticals: Other
           (3.3%)
  166,720  Perrigo Co. ............     5,141,645
  398,900  Sciele Pharma, Inc.*....     9,541,688
                                     ------------
                                       14,683,333
                                     ------------
           Property - Casualty
           Insurers (5.7%)
  271,300  AmTrust Financial
            Services, Inc. .......      4,259,410
  123,700  Argo Group
            International*........      5,051,908
  303,200  Employers Holdings,
            Inc. .................      5,293,872
  181,700  Platinum Underwriters
            Holdings Ltd. (ADR)
            (Bermuda).............      6,132,375
  221,724  United America
            Indemnity, Ltd. (Class
            A) (Cayman Islands)*..      4,547,559
                                     ------------
                                       25,285,124
                                     ------------

                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                 VALUE
-------------------------------------------------
           Publishing:
           Books/Magazines (0.4%)
   86,400  Dolan Media Company*....  $  1,952,640
                                     ------------

           Real Estate Investment
           Trusts (1.4%)
  348,100  Anthracite Capital,
            Inc. .................      2,614,231
  128,700  LaSalle Hotel
            Properties............      3,527,667
                                     ------------
                                        6,141,898
                                     ------------
           Regional Banks (1.3%)
  126,172  Integra Bank Corp. .....     1,873,654
  295,930  Provident New York
            Bancorp...............      4,083,834
                                     ------------
                                        5,957,488
                                     ------------
           Restaurants (2.1%)
  434,100  AFC Enterprises, Inc.*..     4,024,107
1,506,580  Denny's Corp.*..........     5,107,306
                                     ------------
                                        9,131,413
                                     ------------
           Savings Banks (0.5%)
   76,604  MB Financial, Inc. .....     2,382,384
                                     ------------

           Semiconductors (0.9%)
  237,727  Cirrus Logic, Inc.*.....     1,010,340
  122,900  Microsemi Corp.*........     2,792,288
                                     ------------
                                        3,802,628
                                     ------------
           Specialty Insurance
           (1.6%)
  123,786  ProAssurance Corp.*.....     7,142,452
                                     ------------

           Specialty
           Telecommunications
           (1.6%)
  455,886  Syniverse Holdings
            Inc.*.................      7,198,440
                                     ------------

           Telecommunication
           Equipment (2.0%)
   98,400  Adtran, Inc. ...........     2,047,704
  582,900  Tekelec*................     6,988,971
                                     ------------
                                        9,036,675
                                     ------------
           Textiles (1.5%)
  182,600  Albany International
            Corp. (Class A).......      6,392,828
                                     ------------

           Investment Trusts/Mutual
           Funds (1.5%)
   99,600  iShares Russell 2000
            Value Index Fund
            (ETF).................      6,744,912
                                     ------------
           Total Common Stocks
           (Cost $368,103,182).....   420,997,937
                                     ------------







                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued



  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                             VALUE
-----------------------------------------------------------------
               Convertible Bond (1.0%)
               Information Technology Services

  $  5,173     Epicor Software Corp.

               2.375% due 05/15/27

               (Cost $4,690,832)......              $   4,571,639
                                                    -------------


  NUMBER OF
SHARES (000)
------------
               Short-Term Investment (3.7%)
               Investment Company (a)
    16,188     Morgan Stanley Institutional
                 Liquidity Money Market
                 Portfolio - Institutional Class
                 (Cost $16,187,923)...............     16,187,923
                                                    -------------

               Total Investments (Cost
               $388,981,937) (b)...........   99.7%   441,757,499
               Other Assets in Excess of
               Liabilities.................    0.3      1,547,675
                                             -----  -------------

               Net Assets..................  100.0% $ 443,305,174
                                             =====  =============




----------

ADR  American Depositary Receipt.
ETF  Exchanged Traded Fund.
 *   Non-income producing security.
(a) See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $89,882,625 and the aggregate gross unrealized depreciation is $37,107,063 resulting in net unrealized appreciation of $52,775,562.




                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
SUMMARY OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)



                                       PERCENT OF
                                         TOTAL
INDUSTRY                   VALUE      INVESTMENTS
-------------------------------------------------
Miscellaneous
  Commercial
  Services...........  $ 44,348,397       10.0%
Aerospace & Defense..    27,159,925        6.2
Property -- Casualty
  Insurers...........    25,285,124        5.7
Electrical Products..    18,227,123        4.1
Investment Company...    16,187,923        3.7
Commercial
  Printing/Forms.....    15,458,667        3.5
Pharmaceuticals:
  Other..............    14,683,333        3.3
Finance/Rental/Leas-
  ing................    14,325,914        3.2
Containers/Packag-
  ing................    13,991,212        3.2
Information
  Technology
  Services...........    13,357,140        3.0
Apparel/Footwear
  Retail.............    12,456,714        2.8
Financial
  Conglomerates......    10,651,184        2.4
Industrial
  Machinery..........     9,789,034        2.2
Industrial
  Specialties........     9,568,863        2.2
Restaurants..........     9,131,413        2.1
Telecommunication
  Equipment..........     9,036,675        2.0
Computer
  Peripherals........     8,541,612        1.9
Air
  Freight/Couriers...     8,367,677        1.9
Multi-Line
  Insurance..........     8,278,524        1.9
Oilfield
  Services/Equip-
  ment...............     8,081,647        1.8
Medical/Nursing
  Services...........     7,979,999        1.8
Broadcasting.........     7,977,960        1.8
Office
  Equipment/Sup-
  plies..............     7,603,759        1.7
Electric Utilities...     7,532,909        1.7
Packaged Software....     7,491,121        1.7
Agricultural
  Commodities/Mil-
  ling...............     7,321,080        1.7
Specialty
  Telecommunica-
  tions..............     7,198,440        1.6
Specialty Insurance..     7,142,452        1.6
Engineering &
  Construction.......     7,023,429        1.6
Investment
  Trusts/Mutual
  Funds..............     6,744,912        1.5
Chemicals: Major
  Diversified........     6,677,405        1.5
Medical Specialties..     6,620,903        1.5
Chemicals:
  Specialty..........     6,402,591        1.5
Textiles.............     6,392,828        1.4
Real Estate
  Investment Trusts..     6,141,898        1.4
Regional Banks.......     5,957,488        1.4
Pharmaceuticals:
  Generic Drugs......     4,614,032        1.0
Electronic Production
  Equipment..........     4,332,960        1.0
Oil & Gas
  Production.........     4,304,401        1.0
Semiconductors.......     3,802,628        0.9
Gas Distributors.....     3,716,152        0.9
Miscellaneous
  Manufacturing......     3,192,000        0.7
Metal Fabrications...     2,507,772        0.6
Savings Banks........     2,382,384        0.5
Publishing:
  Books/Magazines....     1,952,640        0.4
Consumer Sundries....     1,093,059        0.3
Construction
  Materials..........       722,196        0.2
                       ------------      -----
                       $441,757,499      100.0%
                       ============      =====






                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2008 (unaudited)


Assets:
Investments in securities, at value
  (cost $372,794,014)...........................................  $425,569,576
Investment in affiliate, at value (cost $16,187,923)............    16,187,923
Receivable for:
  Investments sold.............................................      6,560,396
  Shares of beneficial interest sold...........................        257,178
  Dividends....................................................        100,218
  Dividends from affiliate.....................................         67,318
  Interest.....................................................         26,263
Prepaid expenses and other assets...............................        45,014
                                                                  ------------
  Total Assets.................................................    448,813,886
                                                                  ------------
Liabilities:
Payable for:
  Investments purchased........................................      2,609,626
  Shares of beneficial interest redeemed.......................      2,337,188
  Investment advisory fee......................................        249,632
  Distribution fee.............................................        196,555
  Administration fee...........................................         30,304
  Transfer agent fee...........................................          9,367
Accrued expenses and other payables.............................        76,040
                                                                  ------------
  Total Liabilities............................................      5,508,712
                                                                  ------------
  Net Assets...................................................   $443,305,174
                                                                  ============
Composition of Net Assets:
Paid-in-capital.................................................  $373,253,898
Net unrealized appreciation.....................................    52,775,562
Accumulated net investment loss.................................    (1,120,208)
Accumulated undistributed net realized gain.....................    18,395,922
                                                                  ------------
  Net Assets...................................................   $443,305,174
                                                                  ============
Class A Shares:
Net Assets......................................................  $237,391,097
Shares Outstanding (unlimited authorized, $.01 par value).......    18,482,419
  Net Asset Value Per Share....................................         $12.84
                                                                        ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value)..............         $13.55
                                                                        ======
Class B Shares:
Net Assets......................................................  $141,049,261
Shares Outstanding (unlimited authorized, $.01 par value).......    12,900,654
  Net Asset Value Per Share....................................         $10.93
                                                                        ======
Class C Shares:
Net Assets......................................................   $28,378,865
Shares Outstanding (unlimited authorized, $.01 par value).......     2,590,799
  Net Asset Value Per Share....................................         $10.95
                                                                        ======
Class D Shares:
Net Assets......................................................   $36,485,951
Shares Outstanding (unlimited authorized, $.01 par value).......     2,711,042
  Net Asset Value Per Share....................................         $13.46
                                                                        ======





                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2008 (unaudited)


Net Investment Loss:
Income
Dividends (net of $42,875 foreign withholding tax).............  $   2,315,253
Dividends from affiliate.......................................        704,000
Interest.......................................................          9,229
                                                                 -------------
  Total Income................................................       3,028,482
                                                                 -------------
Expenses
Investment advisory fee........................................      1,844,428
Distribution fee (Class A shares)..............................        362,431
Distribution fee (Class B shares)..............................        914,108
Distribution fee (Class C shares)..............................        173,208
Transfer agent fees and expenses...............................        483,289
Administration fee.............................................        221,111
Shareholder reports and notices................................         53,499
Professional fees..............................................         30,873
Custodian fees.................................................         27,590
Registration fees..............................................         27,158
Trustees' fees and expenses....................................          6,323
Other..........................................................         25,852
                                                                 -------------
  Total Expenses..............................................       4,169,870
Less: amounts waived/reimbursed................................        (18,252)
Less: expenses offset..........................................         (3,170)
                                                                 -------------
  Net Expenses................................................       4,148,448
                                                                 -------------
  Net Investment Loss.........................................      (1,119,966)
                                                                 -------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain..............................................     52,915,891
Net Change in Unrealized Appreciation/Depreciation.............   (107,963,592)
                                                                 -------------
  Net Loss....................................................     (55,047,701)
                                                                 -------------
Net Decrease...................................................  $ (56,167,667)
                                                                 =============





                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                         FOR THE SIX      FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                      JANUARY 31, 2008   JULY 31, 2007
                                                      ----------------   -------------
                                                         (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.................................    $  (1,119,966)   $  (3,224,740)
Net realized gain...................................       52,915,891      114,543,461
Net change in unrealized appreciation/depreciation..     (107,963,592)      10,521,272
                                                        -------------    -------------
  Net Increase (Decrease)..........................       (56,167,667)     121,839,993
                                                        -------------    -------------
Distributions to Shareholders from Net Realized
  Gain:
Class A shares......................................      (62,182,270)     (82,437,851)
Class B shares......................................      (43,431,875)     (73,592,274)
Class C shares......................................       (8,652,023)     (11,094,944)
Class D shares......................................       (9,280,916)     (14,206,590)
                                                        -------------    -------------
  Total Distributions..............................      (123,547,084)    (181,331,659)
                                                        -------------    -------------
Net increase from transactions in shares of
  beneficial interest...............................       11,581,805       44,438,408
                                                        -------------    -------------
  Net Decrease.....................................      (168,132,946)     (15,053,258)
Net Assets:
Beginning of period.................................      611,438,120      626,491,378
                                                        -------------    -------------
End of Period
(Including accumulated net investment losses of
$1,120,208 and $242, respectively)..................    $ 443,305,174    $ 611,438,120
                                                        =============    =============





                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued


assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended January 31, 2008, remains subject to examination by taxing authorities.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued


contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,118,053 at January 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,355, $97,847 and $1,400, respectively and received $21,582 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio
-- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended January 31, 2008, advisory fees paid were reduced by $18,252 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $704,000 for the six months ended January 31, 2008. During the six months ended January 31, 2008, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market
Portfolio -- Institutional Class aggregated $107,360,504 and $122,094,824, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2008 aggregated $121,185,268 and $221,686,822, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $125,472 and $59,477,036, respectively, including realized gains of $4,214,457.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

For the six months ended January 31, 2008, the Fund incurred brokerage commissions of $551 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                 FOR THE SIX                 FOR THE YEAR
                                                 MONTHS ENDED                   ENDED
                                               JANUARY 31, 2008             JULY 31, 2007
                                          -------------------------   -------------------------
                                                 (unaudited)
                                            SHARES        AMOUNT        SHARES        AMOUNT
                                          ----------   ------------   ----------   ------------
CLASS A SHARES
Sold....................................     874,483   $ 14,280,393    1,499,154   $ 29,440,217
Conversion from Class B.................     497,175      8,064,304    1,143,301     22,458,320
Reinvestment of distributions...........   4,356,453     58,637,858    4,372,137     77,299,377
Redeemed................................  (4,069,510)   (65,177,508)  (3,784,109)   (74,378,147)
                                          ----------   ------------   ----------   ------------
Net increase - Class A..................   1,658,601     15,805,047    3,230,483     54,819,767
                                          ----------   ------------   ----------   ------------
CLASS B SHARES
Sold....................................     116,644      1,729,658      569,660     10,475,054
Conversion to Class A...................    (570,229)    (8,064,304)  (1,271,939)   (22,458,320)
Reinvestment of distributions...........   3,472,139     39,825,439    4,162,052     15,718,769
Redeemed................................  (2,783,912)   (39,837,542)  (3,884,272)   (69,321,825)
                                          ----------   ------------   ----------   ------------
Net increase (decrease) - Class B.......     234,642     (6,346,749)    (424,499)   (15,586,322)
                                          ----------   ------------   ----------   ------------
CLASS C SHARES
Sold....................................     152,913      2,423,412      221,392      3,819,821
Reinvestment of distributions...........     714,687      8,211,750      619,390      9,792,559
Redeemed................................    (486,545)    (6,495,910)    (515,579)    (9,137,247)
                                          ----------   ------------   ----------   ------------
Net increase - Class C..................     381,055      4,139,252      325,203      4,475,133
                                          ----------   ------------   ----------   ------------
CLASS D SHARES
Sold....................................      79,001      1,309,311      234,436      4,667,255
Reinvestment of distributions...........     558,312      7,872,193      665,323     12,162,086
Redeemed................................    (627,570)   (11,197,249)    (772,107)   (16,099,511)
                                          ----------   ------------   ----------   ------------
Net increase (decrease) - Class D.......       9,743     (2,015,745)     127,652        729,830
                                          ----------   ------------   ----------   ------------
Net increase in Fund....................   2,284,041   $ 11,581,805    3,258,839   $ 44,438,408
                                          ==========   ============   ==========   ============



8. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                 FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED     ---------------------------------------------------
                                               JANUARY 31, 2008     2007       2006       2005       2004       2003
                                               ----------------   --------   --------   --------   --------   -------
                                                  (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........       $ 18.62        $ 20.84    $ 22.28    $ 18.24    $ 15.51   $ 13.56
                                                    -------        -------    -------    -------    -------   -------

Income (loss) from investment operations:
  Net investment income (loss)++............          (0.01)         (0.04)     (0.04)      0.04      (0.04)    (0.02)
  Net realized and unrealized gain (loss)...          (1.71)          4.07       1.70       4.55       2.77      1.97
                                                     ------          -----      -----      -----      -----     -----
Total income (loss) from investment
operations..................................          (1.72)          4.03       1.66       4.59       2.73      1.95
                                                     ------          -----      -----      -----      -----     -----

Less distributions from net realized gain....         (4.06)         (6.25)     (3.10)     (0.55)      --        --
                                                     ------         ------     ------     ------      -----     -----

Net asset value, end of period...............       $ 12.84         $18.62     $20.84     $22.28     $18.24    $15.51
                                                    =======        =======    =======     ======     ======    ======

Total Return+................................        (10.23)%(4)     20.93%      8.50%     25.45%     17.60%    14.38%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).......          1.23%(2)(3)    1.21%(2)   1.28%      1.27%      1.23%     1.25%

Net investment income (loss).................         (0.13)%(2)(3)  (0.19)%(2) (0.22)%     0.14%     (0.23)%   (0.11)%

Supplemental Data:
Net assets, end of period, in thousands......      $237,391       $313,180   $283,281   $274,050   $114,636   $71,088

Portfolio turnover rate......................            23%(4)         44%        28%        41%        44%       47%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)  Annualized.
(4)  Not Annualized.




                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued



                                                  FOR THE SIX                  FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED     ----------------------------------------------------
                                               JANUARY 31, 2008     2007       2006       2005       2004       2003
                                               ----------------   --------   --------   --------   --------   --------
                                                  (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $16.55         $19.25     $20.95     $17.31     $14.84     $13.08
                                                     ------         ------     ------     ------     ------     ------

Income (loss) from investment operations:
  Net investment loss++.....................          (0.07)         (0.17)     (0.19)     (0.11)     (0.17)     (0.11)
  Net realized and unrealized gain (loss)...          (1.49)          3.72       1.59       4.30       2.64       1.87
                                                     -------         -----      -----      -----      -----      -----
Total income (loss) from investment
operations..................................          (1.56)          3.55       1.40       4.19       2.47       1.76
                                                     -------         -----      -----      -----      -----      -----

Less distributions from net realized gain....         (4.06)         (6.25)     (3.10)     (0.55)      --         --
                                                     ------         ------     ------     ------      -----      -----

Net asset value, end of period...............        $10.93         $16.55     $19.25     $20.95     $17.31     $14.84
                                                     ======         ======     ======     ======     ======     ======

Total Return+................................        (10.56)%(4)     20.00%      7.68%     24.55%     16.64%     13.46%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).......          1.98%(2)(3)    1.97%(2)   2.03%      2.04%      2.00%      2.04%

Net investment loss..........................         (0.88)%(2)(3)  (0.95)%(2) (0.97)%    (0.63)%    (1.00)%    (0.90)%

Supplemental Data:
Net assets, end of period, in thousands......      $141,049       $209,575   $251,970   $352,265   $518,426   $500,124

Portfolio turnover rate......................            23%(4)         44%        28%        41%        44%        47%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)  Annualized.
(4)  Not Annualized.




                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued



                                                  FOR THE SIX               FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED     -----------------------------------------------
                                               JANUARY 31, 2008     2007      2006      2005      2004      2003
                                               ----------------   -------   -------   -------   -------   -------
                                                  (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $16.57        $19.27    $20.97    $17.30    $14.84    $13.08
                                                     ------        ------    ------    ------    ------    ------

Income (loss) from investment operations:
  Net investment loss++.....................          (0.07)        (0.17)    (0.19)    (0.10)    (0.17)    (0.12)
  Net realized and unrealized gain (loss)...          (1.49)         3.72      1.59      4.32      2.63      1.88
                                                     ------         -----     -----     -----     -----     -----
Total income (loss) from investment
operations..................................          (1.56)         3.55      1.40      4.22      2.46      1.76
                                                     ------         -----     -----     -----     -----     -----

Less distributions from net realized gain....         (4.06)        (6.25)    (3.10)    (0.55)     --        --
                                                     ------        ------    ------    ------     -----     -----

Net asset value, end of period...............        $10.95        $16.57    $19.27    $20.97    $17.30    $14.84
                                                     ======        ======    ======    ======    ======    ======

Total Return+................................        (10.55)%(4)    19.97%     7.72%    24.61%    16.64%    13.46%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).......          1.98%(2)(3)   1.97%(2)  2.02%     1.93%     2.00%     2.04%

Net investment loss..........................         (0.88)%(2)(3) (0.95)%(2)(0.96)%   (0.52)%   (1.00)%   (0.90)%

Supplemental Data:
Net assets, end of period, in thousands......       $28,379       $36,613   $36,311   $42,352   $42,662   $37,454

Portfolio turnover rate......................            23%(4)        44%       28%       41%       44%       47%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)  Annualized.
(4)  Not Annualized.




                        See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued



                                                  FOR THE SIX                 FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED     --------------------------------------------------
                                               JANUARY 31, 2008     2007      2006      2005       2004       2003
                                               ----------------   -------   -------   --------   --------   --------
                                                  (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $19.28        $21.34    $22.69     $18.52     $15.72     $13.72
                                                     ------        ------    ------     ------     ------     ------

Income (loss) from investment operations:
  Net investment income++...................           0.01          0.01      0.00       0.08       0.00       0.01
  Net realized and unrealized gain (loss)...          (1.77)         4.18      1.75       4.64       2.80       1.99
                                                     ------        ------    ------     ------     ------     ------
Total income (loss) from investment
operations..................................          (1.76)         4.19      1.75       4.72       2.80       2.00
                                                     ------        ------    ------     ------     ------     ------

Less distributions from net realized gain....         (4.06)        (6.25)    (3.10)     (0.55)      --         --
                                                     ------        ------    ------     ------     ------     ------

Net asset value, end of period...............        $13.46        $19.28    $21.34     $22.69     $18.52     $15.72
                                                     ======        ======    ======     ======     ======     ======

Total Return+................................        (10.07)%(4)    21.23%     8.76%     25.77%     17.81%     14.58%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).......          0.98%(2)(3)   0.97%(2)  1.03%      1.04%      1.00%      1.04%

Net investment income........................          0.12%(2)(3)   0.05%(2)  0.03%      0.37%      0.00%      0.10%

Supplemental Data:
Net assets, end of period, in thousands......       $36,486       $52,070   $54,930   $404,168   $306,722   $130,693

Portfolio turnover rate......................            23%(4)        44%       28%        41%        44%        47%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)  Annualized.
(4)  Not Annualized.




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Special Value Fund



Semiannual Report
January 31, 2008



SVFSAN
IU08-01430P-Y01/08

Item 1 - Report to Shareholders

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             Morgan Stanley Special Value Fund


/s/ Ronald E. Robison
-------------------------------------------------------
Ronald E. Robison
Principal Executive Officer
March 20, 2008


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
-------------------------------------------------------
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
-------------------------------------------------------
Francis Smith
Principal Financial Officer
March 20, 2008


*Print the name and title of each signing officer under his or her signature.

                                       3